Property and Equipment, Net	12 Months Ended
Dec. 31, 2010
Property and Equipment, Net [Abstract]
Property and Equipment, Net
6. Property and Equipment, Net
Property and equipment, net consists of the following:

	As of December 31,
	2009	2010
	$	$
Leasehold improvements	9,215,325	12,164,368
Buildings	3,755,633	3,868,203
Furniture, fixtures and equipment	9,374,457	15,226,064
Motor vehicles	4,068,224	5,162,421

Total	26,413,639	36,421,056
Less: Accumulated depreciation	(10,194,998)	(15,118,269)

Property and equipment, net	16,218,641	21,302,787

Depreciation expenses were $2,886,921, $3,783,778 and $5,047,281 for the years ended December 31, 2008, 2009 and 2010, respectively.